Fair value measurements (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale investments- marketable equity securities	$ 38,858,216	$ 44,479,922
Fair Value, Inputs, Level 1 [Member]
Available-for-sale investments- marketable equity securities	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale investments- marketable equity securities	38,858,216	44,479,922
Fair Value, Inputs, Level 3 [Member]
Available-for-sale investments- marketable equity securities	$ 0	$ 0